14. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

Note 14 – Stockholders’ Equity

Shares authorized

Upon formation, the total number of shares of all classes of stock that the Company is authorized to issue is seventy-five million (75,000,000) shares of common stock, par value $0.001 per share.

Common stock

As of September 30, 2020 the Company had 40,959,741 shares of common stock issued and outstanding.

During the nine months ended September 30, 2020, the Company did not issue common stock.

Shares to be issued for compensation

The Company entered into agreements with third-party consultants for financing and management consultation. The Company has incurred consulting service fees paid in cash amounting to $36,000 for the nine months ended September 30, 2020, which the Company intends to issue stock as compensation for services rendered. Expenses incurred but not yet paid in shares as of September 30, 2020 and September 30, 2019 amounted to $86,709 and $35,455, respectively.

During the nine months ended September 30, 2019, the Company had the following transactions pertaining to its common stock:

☐	Issued 13,445 shares to consultants in exchange for professional services rendered. The shares were valued at $96,509 based on the closing price of the Company’s common stock on the dates that the shares were deemed earned, according to the agreements; and

☐	Issued 39,286 shares as consideration for the AVX acquisition valued at $290,716. The value of the common stock was determined based on the market price on the day of the closing of the acquisition.

Stock options

On August 6, 2019, each member of the Board was granted 30,000 options to purchase shares at $5.70 per share. As of September 30, 2020, there were 210,000 options granted, 210,000 options vested, 0 options unvested, and 210,000 outstanding stock options.

For the nine months ended September 30, 2020 and 2019, the Company’s stock option compensation expenses amounted to $605,150 and $172,900, respectively.

The fair value of the warrants listed above was determined using the Black-Scholes option pricing model with the following assumptions:

	September 30,	September 30,
	2020	2019
Risk-free interest rate	1.71%	1.71%
Expected life of the options	10 years	10 years
Expected volatility	158.86%	158.86%
Expected dividend yield	0%	0%

The following is a summary of options activity from December 31, 2019 to September 30, 2020:

Options	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2019	210,000	$9.61	9.61	–
Granted	–	–	–	–
Exercised	–	–	–	–
Forfeited or expired	–	–	–	–
Outstanding at September 30, 2020	210,000	$9.61	9.61	–
Vested as of September 30, 2020	210,000	$5.70	9.61	–
Exercisable at September 30, 2020	210,000	$9.61	9.61	–

The exercise price for options outstanding and exercisable at September 30, 2020:

Outstanding		Exercisable

Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
30,000	$5.70	30,000	$5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
210,000		210,000

Note 14 – Stockholders’ Equity

Shares authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is seventy-five million (75,000,000) shares of common stock, par value $0.001 per share.

Common stock

As of December 31, 2019 the Company had 40,959,741 shares of common stock issued and outstanding.

During the year ended December 31, 2019, the Company had the following transactions in its common stock:

•	Issued 10,133 shares to consultants in exchange for professional services rendered in 2018. The shares were valued at $75,000 based on the closing price of the Company’s common stock on the dates that the shares were deemed earned, according to the agreements; and
•

Issued 13,445 shares to consultants in exchange for professional services rendered. The shares were valued at $96,518 based on the closing price of the Company’s common stock on the dates that the shares were deemed earned, according to the agreements; and

•	Issued 39,286 shares as consideration for the AVX acquisition valued at $290,716. The value of the common stock was determined based on the market price on the day of the closing of the acquisition.

Shares to be Issued for Compensation

The Company entered into agreements with third party consultants for financing and management consultation. The Company has incurred consulting service fees paid in cash amount to $50,709 for the year ended December 31, 2019, which the Company will issue stock as compensation for services rendered. Expenses incurred but not yet paid in shares as of December 31, 2019 and 2018 amounted to $50,709 and $72,000, respectively.

During the year ended December 31, 2018, the Company had the following transactions in its common stock:

•	Issued 5,755,927 shares of common stock to investors for cash proceeds of $10,072,872.
•	Issued 262,691 shares to consultants in exchange for professional services rendered. The shares were valued at $469,377 based on the closing price of the Company’s common stock on the dates that the shares were deemed earned, according to the agreements; and
•	Issued 313,686 shares of common stocks to convertible note conversion for $548,951 of convertible note and interest.

Stock options

On August 6, 2019, each member of the Board was granted 30,000 options to purchase shares at $5.70 per share. As of December 31, 2019, there were 210,000 options granted, 87,500 options vested, 122,500 options unvested, and 210,000 outstanding stock options. There were no outstanding stock options as of December 31, 2018.

For the years ended December 31, 2019 and 2018, the Company had stock option compensation expense amounted to $432,250 and $0, respectively.

The following is a summary of options activity from January 1, 2019 to December 31, 2019:

Options	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2019	–	$–	–	–
Granted	210,000	5.70	–	–
Exercised	–	–	–	–
Forfeited or expired	–	–	–	–
Outstanding at December 31, 2019	210,000	$9.61	9.61	–
Vested as of December 31, 2019	87,500	5.70	9.61	–
Exercisable at December 31, 2019	210,000	$9.61	9.61	–

The exercise price for options outstanding and exercisable at December 31, 2019:

Outstanding		Exercisable

Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
30,000	$5.70	30,000	$5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
210,000		210,000

The fair value of the warrants listed above was determined using the Black-Scholes option pricing model with the following assumptions:

December 31,
2019
Risk-free interest rate	1.71%
Expected life of the options	10 years
Expected volatility	158.86%
Expected dividend yield	0%